UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2013 to September 30, 2013

Date of Report (Date of earliest event reported): November 14, 2013

Commission File Number of securitizer: 025-01110

Central Index Key Number of securitizer: 0001323260

HSI Asset Securitization Corp.

Nial Kelly

(212) 525-5290

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

HSI Asset Securitization Corp. (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this report relates (the “Reporting Period”) is the 3-month period ending on September 30, 2013.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

1 The Securitizer has listed the entity (the “Originator”) that originated and sold the mortgage loans to HSBC Bank USA, National Association, which in turn sold the loans to the Securitizer. The Originator made the relevant representations and warranties and has the corresponding repurchase obligation. The Securitizer acted as depositor in the relevant transaction and has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it was a Securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on its records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the Securitizer. However, we cannot be certain that we have obtained all applicable Reporting Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not responded to our request for Reportable Information or to requests for Repurchases, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information or the current status of repurchase demands made during or prior to the reporting period, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSI ASSET SECURITIZATION CORP.

(Securitizer)

By: /s/ Nial Kelly

Name:	Nial Kelly
Title:	President and Senior Officer in Charge of Securitization

Date: November 14, 2013

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets Securitized by the Securitizer that were subject to a demand to repurchase for breach of the representations and warranties concerning the pool of assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.